Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefit expense
Schedule of employee benefits

	2023	2022	2021
	£m	£m	£m
Wages and salaries[1]	2,318	1,582	1,225
Social security costs	171	154	138
Share-based payments	27	17	10
Pension costs:
– defined contribution plans	32	22	31
– defined benefit plans	2	2	1
	2,550	1,777	1,405

1.Including £44m staff costs reported as one-off and adjusting items in Note A1 (2022:£41m).

Schedule of monthly average number of people employed by Group

	2023	2022	2021
	Number	Number	Number
Processing and service delivery	47,387	38,256	34,163
Sales and marketing	7,501	5,993	5,400
Administration and overheads	8,663	7,226	6,468
	63,551	51,475	46,031

Schedule of emoluments of the Directors of Rentokil Initial plc

	Highest-
	paid	Other
	Director	Directors
	£000	£000
2021
Aggregate emoluments excluding share options	2,661.2	1,444.0
Aggregate gains made by Directors on exercise of share options	916.3	370.6
Aggregate amount receivable under long-term incentive schemes	3,340.0	145.9
	6,917.5	1,960.5
2022
Aggregate emoluments excluding share options	2,698.7	1,557.5
Aggregate gains made by Directors on exercise of share options	—	233.8
Aggregate amount receivable under long-term incentive schemes	831.9	380.3
	3,530.6	2,171.6
2023
Aggregate emoluments excluding share options	1,942.3	1,188.4
Aggregate gains made by Directors on exercise of share options	3,729.4	—
Aggregate amount receivable under long-term incentive schemes	1,397.6	485.3
	7,069.3	1,673.7

Schedule of number of Directors accruing retirement benefits, exercising share options and receiving shares in incentive schemes

	2023	2022	2021
	Number	Number	Number
Number of Directors accruing retirement benefits
– defined contribution schemes	—	—	2
Number of Directors exercising share options[1]	1	1	2
Number of Directors receiving shares as part of long-term incentive schemes	2	2	2
1.	The highest-paid Director exercised 971,802 (2022: nil; 2021: 163,625) share options during the year.